Financial Instruments and Fair Value Measurements - Summary of Activity for Liabilities with Level 3 Inputs (Details) - Contingent consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Level 3 | Recurring Basis
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ (48,971)	$ (11,539)
Additions from acquisitions	(132,422)	(53,962)
Payments	11,800	16,530
Balance	(162,160)	(48,971)
Restructuring, acquisition, integration and other, net
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings		7,400
Restructuring, acquisition, integration and other, net | Level 3 | Recurring Basis
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings	$ 7,433	$ 0